SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total	$ 191,304	$ 191,304
Less: accumulated depreciation and amortization	(175,333)	(149,432)
Total property and equipment, net	15,971	41,872
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	32,125	32,125
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	11,770	11,770
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 147,409	$ 147,409